                                                           Prospectus Supplement

The Universal Institutional Funds, Inc.
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
Supplement dated January 18, 2002               The Prospectus is hereby amended and supplemented
to Prospectus dated May 1, 2001 of:             to reflect changes in the management of the
                                                Equity Growth Portfolio of The Universal
Equity Growth Portfolio                         Institutional Funds, Inc.  The Adviser's Select
-----------------------                         Growth Team now manages the Equity Growth
                                                Portfolio.

                                                Accordingly, the section of the Prospectus titled
                                                "Portfolio Managers" is hereby replaced by the
                                                following:

                                                The Portfolio's assets are managed by the Select
                                                Growth Team. Current members of the team include
                                                William Auslander, Managing Director, Peter
                                                Dannenbaum, Executive Director, and Jeffrey
                                                Alvino, Executive Director.

                                                Please retain this supplement for future reference
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

                                                           Prospectus Supplement

The Universal Institutional Funds, Inc.
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
Supplement dated January 18, 2002               The Prospectus is hereby amended and supplemented
to Prospectus dated May 1, 2001 of:             to reflect changes in the management of the Mid
                                                Cap Growth Portfolio of The Universal
Mid Cap Growth Portfolio                        Institutional Funds, Inc.  The Adviser's
------------------------                        Small/Mid-Cap Growth Team now manages the Mid Cap
                                                Growth Portfolio.

                                                Accordingly, the section of the Prospectus titled
                                                "Portfolio Managers" is hereby replaced by the
                                                following:

                                                The Portfolio's assets are managed by the
                                                Small/Mid-Cap Growth Team. Current members of the
                                                team include Dennis Lynch, Vice President, David
                                                Chu, Executive Director, and David Cohen, Vice
                                                President.

                                                Please retain this supplement for future reference
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